Convertible Notes (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Convertible Debt [Member]	Oct. 31, 2013 Convertible Debt [Member]	May 31, 2013 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Oct. 18, 2012 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Mar. 31, 2013 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Dec. 31, 2013 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Dec. 31, 2012 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Jun. 21, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Apr. 18, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Oct. 18, 2012 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2012 Convertible Notes Issued (Post-Reverse Merger) [Member]	Mar. 31, 2014 Convertible Notes Issued (Post-Reverse Merger) [Member]	Mar. 31, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2012 Convertible Notes Issued (Post-Reverse Merger) [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 374,955	$ 1,870,000	$ 1,650,000				$ 312,500
Conversion of stock, shares converted								400,000
Conversion of common stock to convertible notes payable, amount								200,000
Debt instrument interest rate, stated percentage						10.00%						10.00%	10.00%	10.00%			10.00%
Debt instrument, maturity date								Apr. 08, 2013
Convertible debt, discount percentage								33.33%
Unamortized debt discount											172,921				74,411	101,174		115,508	74,411
Convertible debt, beneficial conversion feature		17,995	89,743	79,186				512,500									17,995
Convertible notes payble	3,418,826		3,404,492	1,575,589		100,000			512,500		512,500				1,650,000	3,520,000		3,520,000	1,650,000
Convertible notes payable, net debt discount				339,579
Interest expense									15,375	32,040	15,717
Maximum amount of units authorized in offering												2,000,000		5,000,000
Proceeds from private placement												645,000	2,875,000	1,050,000	600,000			1,225,000
Exercise price of warrants (in dollars per share)												2.00	2.00					2.00
Debt instrument, face amount												25,000	25,000
Number of shares called by each warrant												12,500	12,500
Warrants issued to purchase common stock shares (in shares)																	187,500	1,760,000
Warrant, exercisable term																		3 years
Beneficial conversion feature recognized in connection with issuance of convertible notes payable			100,000		100,000
Amortization of debt discount	14,333	166,903	321,568	167,109					158,805							14,333	8,098	48,646	4,774
Amortization of debt discount -- related to beneficial conversion			172,921	339,579	100,000					177,244									335,256
Debt conversion, shares issued	100,000				200,000		1,696,834
Interest converted, shares issued					2,353
Debt conversion, price per share					$ 0.50		$ 0.33
Debt conversion, principal converted	37,500				100,000		512,500
Debt conversion, interest converted					$ 1,176		$ 52,545
Units sold													115